Fixed Assets and Intangible Assets (Details Narrative) - USD ($)	3 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Mar. 31, 2014	Mar. 31, 2015
Amortization expenses related to software asset	$ 750	$ 750
Content Checked Inc [Member]
Amortization expenses related to software asset				$ 1,449
Content Checked Inc [Member]
Amortization expenses related to software asset			$ 1,449	$ 3,000